UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04088

Excelsior Funds, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item 1: Schedule of Investments

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Blended Equity Fund

		Shares	Value*
Common Stocks – 93.89%
CONSUMER DISCRETIONARY – 8.95%
	BorgWarner, Inc.	90,000	$4,356,900
	Dillard’s, Inc., Class A	60,000	1,126,800
	eBay, Inc. (a)	98,800	3,279,172
	Interpublic Group of Companies, Inc. (a)	1,155	9,367
	John Wiley & Sons, Class A	130,000	5,569,200
	Life Time Fitness, Inc. (a)	90,000	4,471,200
	Sotheby’s Holdings, Inc., Class A	57,500	2,190,750
	Target Corp.	176,400	8,820,000
			29,823,389
CONSUMER STAPLES – 6.32%
	Altria Group, Inc.	88,200	6,666,156
	Anheuser-Busch Cos., Inc.	95,000	4,972,300
	Kraft Foods, Inc., Class A	61,036	1,991,605
	Wal-Mart Stores, Inc.	156,100	7,419,433
			21,049,494
ENERGY – 12.76%
	Apache Corp.	62,500	6,721,250
	Chevron Corp.	37,100	3,462,543
	Cimarex Energy Co.	123,000	5,231,190
	El Paso Corp.	385,000	6,637,400
	Exxon Mobil Corp.	134,522	12,603,366
	Royal Dutch Shell PLC, ADR	13,200	1,111,440
	Suncor Energy, Inc., ADR	62,000	6,741,260
			42,508,449
FINANCIAL – 21.65%
	American Capital Strategies Ltd.	130,001	4,284,818
	American Express Co.	92,600	4,817,052
	American International Group, Inc.	56,591	3,299,255
	Ameriprise Financial, Inc.	18,520	1,020,637
	Bank of America Corp. (b)	168,520	6,953,135
	Berkshire Hathaway Inc., Class A (a)	56	7,929,600
	Leucadia National Corp.	162,500	7,653,750
	Mellon Financial Corp.	49,088	2,393,531
	Merrill Lynch & Co., Inc.	5,400	289,872
	Nasdaq Stock Market, Inc. (a)	72,500	3,588,025
	NYSE Euronext	70,000	6,143,900
	Progressive Corp.	137,500	2,634,500

1

		Shares	Value
Common Stocks – (continued)
FINANCIAL – (continued)
	RenaissanceRe Holdings Ltd.	63,500	$3,825,240
	State Street Corp.	213,100	17,303,720
			72,137,035
HEALTH CARE – 10.95%
	Abbott Laboratories	180,800	10,151,920
	Genzyme Corp. – General Division (a)	22,100	1,645,124
	Hospira, Inc. (a)	18,100	771,784
	Johnson & Johnson	166,511	11,106,284
	Novo-Nordisk A/S, ADR	112,000	7,264,320
	Pfizer, Inc.	97,058	2,206,128
	Schering-Plough Corp.	51,100	1,361,304
	Senomyx, Inc. (a)	267,000	1,999,830
			36,506,694
INDUSTRIALS – 11.18%
	Bombardier, Inc., Class B (a)	1,500,000	9,058,209
	Dover Corp.	51,100	2,355,199
	Expeditors International of Washington, Inc.	85,000	3,797,800
	General Electric Co.	216,869	8,039,334
	Quanta Services, Inc. (a)	130,000	3,411,200
	Rolls-Royce Group PLC, ADR	110,000	5,951,000
	Simpson Manufacturing Co., Inc.	102,500	2,725,475
	Waste Management, Inc.	59,100	1,930,797
			37,269,014
INFORMATION TECHNOLOGY – 12.30%
	3Com Corp. (a)	100,000	452,000
	Cisco Systems, Inc. (a)	432,065	11,696,000
	Microchip Technology, Inc.	125,000	3,927,500
	Microsoft Corp.	316,700	11,274,520
	National Instruments Corp.	110,000	3,666,300
	NCR Corp. (a)	141,200	3,544,120
	Nvidia Corp. (a)	75,000	2,551,500
	Teradata Corp. (a)	141,200	3,870,292
			40,982,232
MATERIALS – 5.71%
	AbitibiBowater, Inc.	70,000	1,442,700
	Aracruz Celulose SA, ADR	85,000	6,319,750
	Nucor Corp.	100,000	5,922,000

2

		Shares	Value
Common Stocks – (continued)
MATERIALS – (continued)
	Vulcan Materials Co.	67,500	$5,338,575
			19,023,025
REAL ESTATE – 1.28%
	St. Joe Co.	120,000	4,261,200
UTILITIES – 2.79%
	AES Corp. (a)	240,000	5,133,600
	Sierra Pacific Resources	245,000	4,160,100
			9,293,700

	Total Common Stocks (Cost $155,601,596)		312,854,232
Foreign Common Stocks – 5.68%
Belgium – 1.02%
	RHJ International (a)	208,500	3,406,239
Germany – 1.39%
	Bayerische Motoren Werke AG	75,000	4,631,331
Singapore – 3.27%
	Noble Group Ltd.	2,600,000	4,334,557
	Olam International Ltd.	1,500,000	2,948,762
	Singapore Exchange Ltd.	395,000	3,610,696
			10,894,015

	Total Foreign Common Stocks (Cost $15,494,421)		18,931,585

		Principal Amount
Repurchase Agreement – 0.49%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 11/15/22, market value $1,677,706 (repurchase proceeds $1,642,082)	$1,642,000	1,642,000

	Total Repurchase Agreement (Cost $1,642,000)		1,642,000

3

Total Investments – 100.06% (Cost $172,738,017)(c)(d)	$333,427,817

Other Assets & Liabilities, Net – (0.06)%	(214,775)

Net Assets – 100.00%	$333,213,042

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Bank of America Corp. became an affiliate on July 1, 2007. Investments in affiliates during the nine months ended December 31, 2007:

Security name:	Bank of America Corp.

Shares as of 03/31/07:	168,520
Shares purchased:	—
Shares sold:	—
Shares as of 12/31/07:	168,520
Net realized gain/loss:	$—
Dividend income earned:	$215,706
Value at end of period:	$6,953,135

(c)	Cost for federal income tax purposes is $172,738,017.

(d)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

4

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$166,167,066	$(5,477,266)	$160,689,800

Acronym	Name

ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company

5

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Core Bond Fund

		Principal Amount	Value*
Asset-Backed Securities – 2.36%
Capital Auto Receivables Asset Trust, 2006-SN1AB
	5.50% 04/20/10(a)	$4,200,000	$4,233,972
Capital Auto Receivables Asset Trust, 2007-3 A4
	5.21% 03/17/14	2,015,000	2,039,285
Citibank Credit Card Issuance Trust, 2003-A10
	4.75% 12/10/15	6,765,000	6,753,478

	Total Asset-Backed Securities (Cost $12,785,016)		13,026,735

Collateralized Mortgage Obligations – 6.75%
Non-Governmental Agency Collateralized Mortgage Obligations – 5.77%
Bear Stearns Adjustable Rate Mortgage Trust, 2004-10 15A1
	4.80% 01/25/35(b)	346,296	345,624
Citigroup Mortgage Loan Trust, 2004-HYB4 WA
	4.45% 12/25/34(b)	1,759,257	1,749,911
Countrywide Alternative Loan Trust, 2004-16CB 1A2
	5.50% 07/25/34	2,421,780	2,405,877
	6.00% 10/25/34	1,593,748	1,600,720
Indymac Index Mortgage Loan Trust, 2004-AR4 3A
	4.67% 08/25/34(b)	6,452,753	6,438,660
JP Morgan Mortgage Trust, 2005-A6 1A1
	5.14% 09/25/35(b)	7,029,726	6,984,026
Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1
	3.99% 12/25/34(b)	9,796,265	9,677,276
Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1
	4.54% 02/25/35(b)	2,594,749	2,576,535
			31,778,629
Federal Home Loan Mortgage Corporation – 0.42%
2333 UZ
	6.50% 07/15/31	2,267,562	2,326,895
Federal National Mortgage Association – 0.56%
2003-17 QT
	5.00% 08/25/27	3,080,000	3,081,808

	Total Collateralized Mortgage Obligations (Cost $37,441,881)		37,187,332

		Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Commercial Mortgage-Backed Securities – 17.00%
Asset Securitization Corp., 1997-D4 A4
	8.05% 04/14/29(b)	4,225,000	4,377,836
Bank of America Commercial Mortgage, Inc., 2004-1 A4
	4.76% 11/10/39	2,497,000	2,471,167
Bear Stearns Commercial Mortgage Securities, 2007-T28 A4
	5.74% 09/11/42(b)	5,000,000	5,122,023
Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3
	5.52% 09/11/41	5,000,000	5,030,992
Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G
	6.01% 11/15/36(a)(b)	1,000,000	1,054,696
GE Capital Commercial Mortgage Corp., 2000-1 Cl
	6.73% 01/15/33(b)	6,775,000	7,050,986
GMAC Commercial Mortgage Securities, 1999-C1
	7.05% 05/15/33(b)	1,781,000	1,815,619
Greenwich Capital Commercial Funding Corp., 2004-GG1 A1
	5.32% 06/10/36(b)	3,449,000	3,509,952
GS Mortgage Securities Corp. II, 2007-GG10 A4
	5.80% 08/10/45(b)	4,970,000	5,140,326
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3
	5.96% 08/12/49(b)	5,700,000	5,963,877
Morgan Stanley Dean Witter Capital I, 2007-IQ16 A4
	5.81% 12/12/49	4,008,200	4,125,021
Morgan Stanley Dean Witter Capital I, 2000-LIF2 C
	7.50% 10/15/33(b)	3,150,000	3,369,420
Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2
	4.74% 11/13/36	1,245,000	1,235,952

		Principal Amount	Value
Commercial Mortgage-Backed Securities – (continued)
Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4,
	5.17% 01/14/42	$1,059,000	$1,038,673
Nomura Asset Securities Corp., 1998-D6 A4
	7.65% 03/15/30(b)	5,571,000	6,313,070
Wachovia Bank Commercial Mortgage Trust, 2002- C1 A4
	6.29% 04/15/34	4,225,000	4,456,127
Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3
	4.61% 12/15/35	3,601,000	3,588,952
Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2
	5.00% 07/15/41	6,099,000	6,140,382
Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3
	5.23% 07/15/41(b)	3,905,000	3,961,043
Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5
	5.09% 07/15/42(b)	17,926,000	17,849,539

	Total Commercial Mortgage-Backed Securities (Cost $93,069,846)		93,615,653
Corporate Bonds – 17.74%
America Movil S.A. de C.V.
	5.50% 03/01/14	2,615,000	2,598,102
Bank One Corp.
	7.88% 08/01/10	5,700,000	6,148,390
Barclays Bank PLC
	5.93% 12/31/49(a)(b)	6,000,000	5,582,898
Bottling Group LLC
	5.50% 04/01/16	5,520,000	5,621,971
Caterpillar Financial Services Corp.
	4.85% 12/07/12	265,000	265,458
Caterpillar Financial Services Corp.
	5.85% 09/01/17	2,715,000	2,792,641
Citigroup, Inc.
	5.25% 02/27/12	5,715,000	5,759,091
Comcast Cable Holdings LLC
	9.80% 02/01/12	2,600,000	3,003,122
Daimler Chrysler N.A. Holding Corp.
	7.20% 09/01/09	1,441,000	1,485,933
Deutsche Telekom International Finance
	5.38% 03/23/11	2,000,000	2,014,264

		Principal Amount	Value
Corporate Bonds – (continued)
Deutsche Telekom International Finance, Multi-Coupon Bond
	8.00% 06/15/10	$1,310,000	$1,398,545
Deutsche Telekom International Finance, Multi-Coupon Bond
	8.25% 06/15/30	1,500,000	1,871,628
Ford Motor Credit Co.
	8.63% 11/01/10	1,700,000	1,577,517
General Electric Capital Corp.
	5.00% 11/15/11	1,400,000	1,416,960
General Electric Capital Corp.
	5.88% 02/15/12	1,695,000	1,766,027
General Electric Capital Corp.
	6.00% 06/15/12	2,995,000	3,139,772
General Mills, Inc.
	5.65% 09/10/12	2,710,000	2,754,219
Georgia Power Co.
	5.70% 06/01/17	1,185,000	1,216,693
HSBC Finance Corp.
	8.00% 07/15/10	5,834,000	6,218,303
Morgan Stanley
	6.75% 04/15/11	2,000,000	2,096,284
Nisource Finance Corp.
	5.25% 09/15/17	685,000	629,730
Oracle Corp.
	5.25% 01/15/16	3,825,000	3,817,491
Prudential Financial, Inc.
	5.10% 09/20/14	1,441,000	1,422,410
RBS Capital Trust III
	5.51% 09/29/49(b)(c)	4,500,000	4,136,850
Sprint Capital Corp.
	8.75% 03/15/32	1,670,000	1,882,421
Target Corp.
	5.88% 07/15/16	4,100,000	4,126,060
Time Warner Cos., Inc.
	7.25% 10/15/17	2,183,000	2,335,055
UBS Preferred Funding Trust I
	8.62% 10/29/49(b)	5,000,000	5,387,875
UnitedHealth Group, Inc.
	6.00% 06/15/17(a)	1,600,000	1,616,010
Virginia Electric & Power Co.
	5.95% 09/15/17	3,050,000	3,143,940

		Principal Amount	Value
Corporate Bonds – (continued)
Wal-Mart Stores, Inc.
	5.00% 04/05/12	$1,735,000	$1,774,180
Wal-Mart Stores, Inc.
	4.13% 02/15/11	2,441,000	2,424,306
Wells Fargo & Co.
	5.00% 11/15/14	5,350,000	5,298,447
Xerox Corp.
	6.40% 03/15/16	950,000	972,119

	Total Corporate Bonds (Cost $97,561,313)		97,694,712
Tax-Exempt Security – 0.31%
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax, Revenue Bonds, Series A
	5.00% 07/01/31	1,590,000	1,723,926

	Total Tax-Exempt Security (Cost $1,750,982)		1,723,926
U.S. Government Agency Bonds & Notes – 0.49%
Resolution Funding Corporation – 0.49%
Principal Only STRIPS	0.00% 07/15/20(d)	4,851,000	2,698,907

	Total U.S. Government Agency Bonds & Notes (Cost $2,311,328)		2,698,907
U.S. Government Agency Mortgage Pass Through Securities – 40.15%
Federal Home Loan Mortgage Corporation – 10.17%
Pool # 1G1898 ARM
	5.89% 06/01/36(b)	5,862,899	5,917,261
Pool # A20105
	5.00% 04/01/34	2,352,659	2,298,053
Pool # A47411
	4.50% 10/01/35	8,837,270	8,358,311
Pool # A48132
	7.00% 12/01/35	1,937,283	2,021,800
Pool # A58455
	5.50% 03/01/37	1,972,821	1,968,748
Pool # B19861
	4.50% 08/01/20	5,048,030	4,960,678
Pool # C01811
	5.00% 04/01/34	2,534,871	2,476,037
Pool # C71221
	5.00% 09/01/32	128,740	125,926

		Principal Amount	Value
U.S. Government Agency Mortgage Pass Through Securities – (continued)
Federal Home Loan Mortgage Corporation – (continued)
Pool # C74339
	5.00% 12/01/32	$18,408	$18,005
Pool # C74469
	5.00% 12/01/32	158,920	155,447
Pool # C74676
	5.00% 12/01/32	31,741	31,047
Pool # E96460
	5.00% 05/01/18	2,060,543	2,065,619
Pool # G01842
	4.50% 06/01/35	4,260,796	4,029,871
Pool # G18105
	5.00% 03/01/21	16,242,370	16,259,967
Pool # J01383
	5.50% 03/01/21	2,237,739	2,265,133
Pool # J02497
	4.50% 09/01/20	3,134,579	3,080,338
			56,032,241
Federal National Mortgage Association – 28.21%
Pool # 251502
	6.50% 02/01/13	163,155	168,944
Pool # 252806
	7.50% 10/01/29	72,344	77,335
Pool # 256269
	5.50% 06/01/36	4,681,246	4,676,188
Pool # 256845
	6.50% 08/01/37	9,298,159	9,557,909
Pool # 357824
	5.50% 06/01/35	9,489,922	9,484,133
Pool # 387203
	4.80% 01/01/12	1,212,022	1,219,706
Pool # 387204
	4.80% 01/01/12	1,034,933	1,041,494
Pool # 443194
	5.50% 10/01/28	197,317	198,151
Pool # 450846
	5.50% 12/01/28	3,818	3,834

		Principal Amount	Value
U.S. Government Agency Mortgage Pass Through Securities – (continued)
Federal National Mortgage Association – (continued)
Pool # 452035
	5.50% 11/01/28	$335,329	$336,746
Pool # 454758
	5.50% 12/01/28	2,101	2,109
Pool # 561435
	5.50% 11/01/29	524,860	527,079
Pool # 578543
	5.50% 04/01/31	297,556	298,084
Pool # 627259
	5.50% 02/01/32	110,858	111,056
Pool # 632551
	5.50% 02/01/32	949,235	950,925
Pool # 632576
	5.50% 02/01/32	425,366	426,120
Pool # 694655
	5.50% 04/01/33	203,609	203,760
Pool # 702861
	5.00% 04/01/18	1,421,669	1,425,223
Pool # 704440
	5.00% 05/01/18	1,267,838	1,271,008
Pool # 710585
	5.50% 05/01/33	57,123	57,166
Pool # 735224
	5.50% 02/01/35	340,741	340,994
Pool # 745432
	5.50% 04/01/36	21,529,914	21,516,781
Pool # 781859
	4.50% 12/01/34	919,629	870,789
Pool # 786423 ARM
	4.58% 07/01/34(b)	1,290,468	1,284,527
Pool # 797680
	4.50% 10/01/35	400,446	379,178
Pool # 805373
	4.50% 01/01/35	645,137	610,874
Pool # 805386 ARM
	4.84% 01/01/35(b)	5,904,041	5,892,333
Pool # 812268
	5.50% 05/01/35	745,573	745,118
Pool # 815479
	4.50% 03/01/35	1,003,323	950,116

		Principal Amount	Value
U.S. Government Agency Mortgage Pass Through Securities – (continued)
Federal National Mortgage Association – (continued)
Pool # 819361
	4.50% 04/01/35	$1,241,312	$1,175,483
Pool # 820492
	5.50% 05/01/35	533,380	533,054
Pool # 820989
	5.50% 04/01/35	724,109	723,668
Pool # 821567
	5.50% 06/01/35	698,322	697,896
Pool # 822799
	4.50% 04/01/35	1,703,039	1,612,724
Pool # 829321
	4.50% 09/01/35	5,204,331	4,928,338
Pool # 831926
	6.00% 12/01/36	7,877,464	8,001,090
Pool # 835751
	4.50% 08/01/35	4,805,866	4,551,003
Pool # 835760
	4.50% 09/01/35	1,749,760	1,656,967
Pool # 836512
	4.50% 10/01/20	1,541,125	1,515,333
Pool # 839240
	4.50% 09/01/35	4,029,980	3,816,264
Pool # 843510
	4.50% 11/01/20	2,517,432	2,475,302
Pool # 844797
	4.50% 10/01/35	1,589,038	1,504,769
Pool # 844901
	4.50% 10/01/20	1,750,309	1,721,017
Pool # 880084
	6.00% 03/01/36	4,401,902	4,470,984
Pool # 888796
	6.00% 09/01/37(e)	2,512,763	2,527,290
Pool # 893426
	6.00% 09/01/36	671,138	681,671
Pool # 910390
	5.00% 03/01/37	4,669,124	4,555,889
Pool # 916370
	5.00% 05/01/37	1,926,998	1,880,264

		Principal Amount	Value
U.S. Government Agency Mortgage Pass Through Securities – (continued)
Federal National Mortgage Association – (continued)
Pool # 917906
	5.00% 05/01/37	$8,041,468	$7,846,447
Pool # 937282
	5.00% 05/01/37	27,897,810	27,221,234
Pool # 946450 ARM
	6.14% 09/01/37(b)	6,566,342	6,656,046
			155,380,413
Government National Mortgage Association – 1.77%
Pool # 002562
	6.00% 03/20/28	270,806	277,327
Pool # 003413
	4.50% 07/20/33	1,691,345	1,604,435
Pool # 080185 ARM
	6.38% 04/20/28(b)	129,677	131,000
Pool # 080205 ARM
	6.38% 06/20/28(b)	147,189	148,691
Pool # 267812
	8.50% 06/15/17	322,376	349,181
Pool # 3442
	5.00% 09/20/33	1,522,152	1,487,280
Pool # 356873
	6.50% 05/15/23	2,707	2,812
Pool # 434772
	9.00% 06/15/30	29,053	31,612
Pool # 471660
	7.50% 03/15/28	46,090	49,204
Pool # 472028
	6.50% 05/15/28	117,520	121,974
Pool # 475847
	6.50% 06/15/28	52,742	54,741
Pool # 479087
	8.00% 01/15/30	20,581	22,280
Pool # 479088
	8.00% 01/15/30	222,877	241,273
Pool # 503711
	7.00% 05/15/29	113,721	120,658
Pool # 525556
	8.00% 01/15/30	9,560	10,349

		Principal Amount	Value
U.S. Government Agency Mortgage Pass Through Securities – (continued)
Government National Mortgage Association – (continued)
Pool # 568670
	6.50% 04/15/32	$63,685	$66,026
Pool # 575441
	6.50% 12/15/31	198,340	205,636
Pool # 598127
	5.50% 03/15/18	474,116	481,141
Pool # 607668
	5.50% 02/15/18	1,140,195	1,157,088
Pool # 615639
	4.50% 09/15/33	733,096	702,066
Pool # 780086
	8.50% 11/15/17	137,596	148,301
Pool # 780548
	8.50% 12/15/17	618,373	666,481
Pool # 780865
	9.50% 11/15/17	463,629	504,486
Pool # 781036
	8.00% 10/15/17	158,084	169,168
Pool # 781084
	9.00% 12/15/17	588,058	632,307
Pool # 80311 ARM
	5.63% 08/20/29(b)	344,067	345,737
			9,731,254

	Total U.S. Government Agency Mortgage Pass Through Securities (Cost $218,344,843)		221,143,908
U.S. Government Securities – 13.31%
U.S. Treasury Inflation Protected Bonds – 1.70%
	2.00% 01/15/14	1,187,225	1,226,273
	2.38% 01/15/25	2,770,900	2,909,013
	2.38% 01/15/27	4,931,312	5,214,863
			9,350,149
U.S. Treasury Bonds – 6.81%
	4.75% 02/15/37	2,250,000	2,354,764
	6.63% 02/15/27	4,635,000	5,882,469
	7.63% 11/15/22	21,810,000	29,288,453
			37,525,686

		Principal Amount	Value
U.S. Government Securities – (continued)
U.S. Treasury Notes – 4.80%
	4.50% 02/28/11(f)	$16,495,000	$17,181,868
	4.50% 04/30/12	5,430,000	5,672,227
	4.25% 11/15/17	3,514,000	3,575,221
			26,429,316
	Total U.S. Government Securities (Cost $70,396,406)		73,305,151
Repurchase Agreements – 1.34%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 08/15/26, market value $7,488,694 (repurchase proceeds $7,338,367)	7,338,000	7,338,000

	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 0.90%, collateralized by a U.S. Treasury Obligation maturing 11/15/22, market value $53,050 (repurchase proceeds $50,003)	50,000	50,000

	Total Repurchase Agreements (Cost $7,388,000)		7,388,000

Total Investments – 99.45% (Cost $541,049,615)(g)(h)	$547,784,324

Other Assets & Liabilities, Net – 0.55%	3,034,597

Net Assets – 100.00%	$550,818,921

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap agreements are stated at a fair value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $12,487,576, which represents 2.27% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(c)	Perpetual Security. Stated maturity is first par call date.

(d)	Zero-coupon bond.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors.

(f)	A portion of this security with a market value of $260,410 is pledged as collateral for open futures contracts.

(g)	Cost for federal income tax purposes is $541,049,615.

(h)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,416,188	$(2,681,479)	$6,734,709

At December 31, 2007, the Fund held the following open long futures contract:

	Number of		Notional	Expiration	Unrealized
Type	Contracts	Value	Amount	Date	Appreciation
U.S. 2 Year Treasury Note	63	$13,245,750	$13,210,470	03/31/08	$35,280

At December 31, 2007, the Fund held the following open short futures contract:

	Number of		Notional	Expiration	Unrealized
Type	Contracts	Value	Amount	Date	Appreciation
U.S. Long-Term Treasury Bond	30	$(3,491,250)	$(3,533,831)	03/19/08	$42,581

Interest Rate Swap Agreements

	Notional	Receiving	Paying		Unrealized
Counterparty	Amount	Leg	Leg	Expiration	Depreciation
Goldman Sachs	$5,000,000	5.28%	3-month USD LIBOR	07/24/09	$(55,829)

Acronym	Name

ARM	Adjustable Rate Mortgage
LLC	Limited Liability Company
Multi-Coupon Bond	Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.
PLC	Public Limited Company
STRIPS	Separately Traded Registered Interest and Principal Securities

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Emerging Markets Fund

	Shares	Value*
COMMON STOCKS – 89.70%
ARGENTINA – 1.46%
Telecom Argentina SA, ADR (a)	857,800	$19,086,050
BRAZIL – 7.39%
Companhia Vale do Rio Doce SA	1,040,200	34,003,486
Diagnosticos da America SA	516,832	10,608,771
Gol Linhas Aereas Inteligentes SA, ADR	302,100	7,498,122
Industrias Romi SA	1,234,900	15,339,265
Uniao de Bancos Brasileiros SA, GDR	210,000	29,324,400
		96,774,044
CHILE – 1.14%
Banco Santander Chile SA, ADR	292,600	14,919,674
CHINA – 15.13%
Bank of Communications Ltd., Class H (Hong Kong)	11,637,000	15,943,305
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	26,150,191	23,649,785
China Construction Bank Corp., Class H (Hong Kong)	42,614,000	35,795,716
China Mobile Ltd., ADR (Hong Kong)	583,597	50,697,071
China Petroleum & Chemical Corp., Class H (Hong Kong)	18,673,000	27,725,894
Far East Consortium International Ltd. (Hong Kong)	15,211,722	8,693,035
Industrial & Commercial Bank of China (Hong Kong)	2,647,000	1,878,141
People’s Food Holdings Ltd.	6,191,331	4,717,046
PetroChina Co., Ltd., ADR	131,700	23,109,399
Texwinca Holdings Ltd. (Hong Kong)	6,595,000	5,905,501
		198,114,893
COLUMBIA – 0.48%
BanColombia SA, ADR	185,100	6,297,102
INDIA – 5.44%
ICICI Bank Ltd., ADR	339,350	20,870,025
State Bank of India, GDR (b)	222,900	27,193,800
Suzlon Energy Ltd.	473,360	23,257,027
		71,320,852
INDONESIA – 2.60%
PT Indocement Tunggal Prakarsa Tbk	14,051,700	12,184,234

1

	Shares	Value
COMMON STOCKS – (continued)
INDONESIA – (continued)
PT Telekomunikasi Indonesia Tbk, Series B	20,227,700	$21,873,392
		34,057,626
MALAYSIA – 5.22%
Genting Berhad	9,107,300	21,576,207
Public Bank Berhad, Foreign Market Shares	6,454,950	21,377,492
Telekom Malaysia Berhad	3,967,000	13,367,384
Tenaga Nasional Berhad	4,181,800	12,098,661
		68,419,744
MEXICO – 7.35%
America Movil SAB de C.V., Series L, ADR	324,700	19,933,333
Grupo Aeroportuario del Pacifico SA de C.V., ADR	240,300	10,724,589
Grupo Elektra SA de C.V.	718,155	21,686,185
Grupo Televisa SA , Series CPO	2,124,100	10,137,560
Telefonos de Mexico SAB de C.V., Series L, ADR	331,580	12,215,407
Urbi Desarrollos Urbanos SA de C.V. (a)	2,903,429	10,028,978
Wal-Mart de Mexico SAB de C.V., Series V	3,330,082	11,609,505
		96,335,557
RUSSIA – 9.55%
OAO Gazprom, ADR	592,400	33,589,080
Lukoil Co., ADR	210,200	18,182,300
MMC Norilsk Nickel, ADR	82,700	22,391,025
Mobile TeleSystems, OJSC, ADR	306,000	31,147,740
Novorossiysk Commercial Sea Port (a)(b)(c)	30,000	540,000
RBC Information Systems, ADR	464,000	19,209,600
		125,059,745
SOUTH AFRICA – 4.90%
African Bank Investments Ltd.	2,649,200	12,790,157
Mondi Ltd.	22,443	211,466
MTN Group Ltd.	947,067	17,738,013
Sasol Ltd.	355,900	17,653,786
Telkom South Africa Ltd.	782,216	15,784,063
		64,177,485
SOUTH KOREA – 13.91%
GS Home Shopping, Inc.	187,914	13,456,113
Hana Financial Group, Inc.	325,602	17,625,728

2

	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
Kookmin Bank	97,200	$7,144,288
KT Corp., ADR	650,638	16,786,460
Lotte Chilsung Beverage Co. Ltd. (a)	13,611	15,216,862
LS Cable Ltd.	319,510	30,233,564
NCSoft Corp. (a)	147,829	7,645,387
Pacific Corp.	119,757	19,790,218
Samsung Electronics Co., Ltd.	65,829	38,691,718
SK Telecom Co., Ltd., ADR	521,285	15,555,144
		182,145,482
TAIWAN – 8.97%
Chunghwa Telecom Co., Ltd., ADR	817,900	17,265,869
HON HAI Precision Industry Co., Ltd.	3,305,365	20,417,810
President Chain Store Corp.	6,673,453	17,459,450
Synnex Technology International Corp.	10,747,406	26,581,789
Taiwan Semiconductor Manufacturing Co., Ltd.	1,872	3,560
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,218,324	12,134,507
Wistron Corp.	12,814,552	23,643,828
		117,506,813
THAILAND – 1.25%
Advanced Info Service Public Co., Ltd., Foreign Shares	5,867,900	16,374,725
TURKEY – 1.80%
Akbank T.A.S., ADR (b)	1,090,262	16,183,086
Turkiye Vakiflar Bankasi T.A.O., Class D	2,081,704	7,330,049
		23,513,135
UNITED KINGDOM – 3.11%
Anglo American PLC (South Africa Shares)	370,950	22,468,945
Kazakhmys PLC	651,800	17,604,498
Mondi PLC	80,987	699,247
		40,772,690

TOTAL COMMON STOCKS
(Cost $660,786,477)		1,174,875,617

PREFERRED STOCKS – 6.30%
BRAZIL – 5.61%
Companhia Energetica de Minas Gerais	947,262	17,458,836

3

	Shares	Value
PREFERRED STOCKS – (continued)
BRAZIL – (continued)
Petroleo Brasileiro SA	1,160,300	$56,062,972
		73,521,808
SOUTH KOREA – 0.69%
Hyundai Motor Co., Ltd.	246,300	8,972,575

TOTAL PREFERRED STOCKS
(Cost $34,150,754)		82,494,383
REGISTERED INVESTMENT COMPANY – 1.14%
India Fund, Inc.	240,400	14,967,304

TOTAL REGISTERED INVESTMENT
COMPANY
(Cost $5,731,063)		14,967,304

4

TOTAL INVESTMENTS – 97.14% (Cost $700,668,294)(d)(e)	$1,272,337,304

OTHER ASSETS AND LIABILITIES, NET – 2.86%	37,473,933

NET ASSETS – 100.00%	$1,309,811,237

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors. The fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid except for the following, amounted to $43,916,886, which represents 3.4% of net assets.

	Security	Acquisition Date	Shares	Cost	Value
	Akbank T.A.S., ADR	06/14/99 – 10/15/07	1,092,262	$4,786,096	$16,183,086

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Directors.

(d)	Cost for federal income tax purposes is $700,668,294.

(e)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$587,288,272		$(15,619,262)	$571,669,010

5

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company

6

INVESTMENT PORTFOLIO

December 31, 2007 (Unaudited)	Energy and Natural Resources Fund

	Shares	Value*
COMMON STOCKS – 96.41%
ENERGY – 67.61%
Anadarko Petroleum Corp.	250,000	$16,422,500
Apache Corp.	100,000	10,754,000
Arena Resources, Inc. (a)	350,000	14,598,500
Atwood Oceanics, Inc. (a)	150,000	15,036,000
BP PLC ADR	262,740	19,224,686
Cameron International Corp. (a)	200,000	9,626,000
Chevron Corp.	175,000	16,332,750
Devon Energy Corp.	156,388	13,904,457
Diamond Offshore Drilling, Inc.	175,000	24,850,000
Exterran Holdings, Inc. (a)	193	15,787
Exxon Mobil Corp.	300,000	28,107,000
Gasco Energy, Inc. (a)	4,000,000	7,920,000
Halliburton Co.	350,000	13,268,500
Hess Corp.	100,000	10,086,000
Kodiak Oil & Gas Corp. ADR (a)	2,297,700	5,054,940
Marathon Oil Corp.	325,000	19,779,500
National-Oilwell, Inc. (a)	300,000	22,038,000
Nova Biosource Fuels, Inc. (a)	500,000	1,450,000
Occidental Petroleum Corp.	175,000	13,473,250
Oilsands Quest, Inc. (a)	1,250,000	5,100,000
Parallel Petroleum Corp. (a)	600,000	10,578,000
Plains Exploration & Production Co. (a)	375,000	20,250,000
Quicksilver Resources, Inc. (a)	150,000	8,938,500
Range Resources Corp.	297,000	15,253,920
SandRidge Energy, Inc. (a)	15,625	560,313
Schlumberger Ltd.	191,000	18,788,670
Southwestern Energy Co. (a)	452,600	25,218,872
Suncor Energy, Inc. ADR	162,800	17,701,244
Sunoco, Inc.	200,000	14,488,000
Teton Energy Corp. (a)	675,000	3,307,500
TETRA Technologies, Inc. (a)	462,400	7,199,568
Tidewater, Inc.	200,000	10,972,000
Total S.A. ADR	100,000	8,260,000
Transocean Sedco Forex, Inc. (a)	150,972	21,611,642
Ultra Petroleum Corp. (a)	263,400	18,833,100
Weatherford International Ltd. (a)	150,000	10,290,000

1

	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
XTO Energy, Inc.	333,333	$17,119,957
		496,413,156
INDUSTRIALS – 4.67%
Deere & Co.	200,000	18,624,000
DryShips, Inc.	57,200	4,427,280
Excel Maritime Carriers Ltd.	75,000	3,014,250
Genco Shipping & Trading Ltd.	150,000	8,214,000
		34,279,530
MATERIALS – 19.39%
Aracruz Celulose S.A. ADR	125,800	9,353,230
Arch Coal, Inc.	300,000	13,479,000
Companhia Vale do Rio Doce ADR	400,000	13,068,000
Freeport-McMoRan Copper & Gold, Inc. ADR	186,496	19,104,650
Goldcorp, Inc.	600,000	20,358,000
Hudbay Minerals, Inc. ADR (a)	600,000	11,730,000
Ivanhoe Mines Ltd. (a)	356,500	3,825,245
Kinross Gold Corp. (a)	600,000	11,040,000
Mosaic Co. (a)	200,000	18,868,000
Rio Tinto PLC ADR	15,000	6,298,500
Walter Industries, Inc.	425,000	15,270,250
		142,394,875
UTILITIES – 4.74%
Equitable Resources, Inc.	100,000	5,328,000
FPL Group, Inc.	225,000	15,250,500
Williams Cos., Inc.	397,000	14,204,660
		34,783,160

TOTAL COMMON STOCKS
(Cost $589,333,318)		707,870,721

	Principal
	Amount
REPURCHASE AGREEMENT – 3.26%
Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 08/15/26, market value $24,443,981 (repurchase proceeds $23,963,198)	$23,962,000	23,962,000

TOTAL REPURCHASE AGREEMENT (Cost $23,962,000)		23,962,000

2

TOTAL INVESTMENTS – 99.67% (Cost $613,295,318)(b)(c)	$731,832,721

Other Assets and Liabilities, Net – 0.33%	2,421,097

NET ASSETS – 100.00%	$734,253,818

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $613,295,318.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$136,116,368	$(17,578,965)	$118,537,403

Acronym	Name
ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company

3

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Government Money Fund

		Principal Amount	Value*
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 65.70%
Federal Home Loan Bank	3.57% 03/14/08(a)	5,000,000	5,000,000
Federal Home Loan Bank	4.38% 04/21/08	10,895,000	10,895,000
Federal Home Loan Bank	5.13% 07/30/08	10,000,000	10,020,859
Federal Home Loan Bank	5.25% 02/01/08	10,000,000	10,000,000
Federal Home Loan Bank	5.25% 02/13/08	20,000,000	19,998,870
Federal Home Loan Bank, Discount Note	4.26% 01/25/08	40,000,000	39,886,347
Federal Home Loan Bank, Discount Note	4.30% 01/10/08	35,000,000	34,962,375
Federal Home Loan Bank, Discount Note	4.31% 01/18/08	30,000,000	29,938,942
Federal Home Loan Bank, Discount Note	4.36% 01/23/08	50,000,000	49,867,083
Federal Home Loan Bank, Discount Note	4.67% 01/04/08	15,000,000	14,994,169
Federal National Mortgage Association, Discount Note	4.19% 01/31/08	20,000,000	19,930,167
Federal National Mortgage Association	5.50% 01/15/08	5,000,000	5,000,526

	TOTAL U.S. GOVERMENT & AGENCY OBLIGATIONS (cost of $250,494,338)		250,494,338

		Shares
REGISTERED INVESTMENT COMPANY – 1.61%
	Dreyfus Treasury Prime Cash Management Fund (7 day yield of 2.910%)	6,140,497	6,140,497

	TOTAL REGISTERED INVESTMENT COMPANY (cost of $6,140,497)		6,140,497

		Principal Amount
REPURCHASE AGREEMENT – 32.79%
	Repurchase agreement with Morgan Stanley, dated 12/31/07, due on 01/02/08, at 4.250%, by U.S. Governmet Agency Obligations with various maturities to 11/28/08, market value $127,517,282 (repurchase proceeds $125,029,514	125,000,000	125,000,000

	TOTAL REPURCHASE AGREEMENT (cost of $125,000,000)		125,000,000

1

TOTAL INVESTMENTS – 100.10% (cost of $381,634,835)(b)	$381,634,835

OTHER ASSETS & LIABILITIES, NET – (0.10)%	(398,988)

NET ASSETS – 100.00%	$381,235,847

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Investments in other open-end investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	Cost for federal income tax purposes is $381,634,835.

Discount Note – the rate reported is the discount rate at the time of purchase.

2

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Intermediate -Term Bond Fund

		Principal Amount	Value*
CORPORATE BONDS – 24.75%
America Movil S.A. de C.V.
	5.50% 03/01/14	$1,720,000	$1,708,885
Apache Corp.
	5.25% 04/15/13	1,675,000	1,714,451
Bottling Group LLC
	5.50% 04/01/16	1,180,000	1,201,798
Caterpillar Financial Services Corp.
	4.85% 12/07/12	1,060,000	1,061,831
	5.85% 09/01/17	1,785,000	1,836,046
Cincinnati Bell, Inc.
	8.38% 01/15/14	500,000	487,500
Cisco Systems, Inc.
	5.50% 02/22/16	3,845,000	3,910,250
CIT Group, Inc.
	6.10% 03/15/67	890,000	646,228
	5.80% 07/28/11	2,310,000	2,224,135
Citigroup, Inc.
	5.25% 02/27/12	6,080,000	6,126,907
Comcast Cable Holdings LLC
	9.80% 02/01/12	3,595,000	4,152,394
CVS Lease Pass Through Trust
	6.13% 08/15/16	3,000,000	3,079,455
Deutsche Telekom International Finance
	5.38% 03/23/11	4,750,000	4,783,877
Diageo Capital PLC
	4.38% 05/03/10	4,000,000	3,989,044
Federal Express Corp.
	5.50% 08/15/09	2,380,000	2,406,270
Ford Motor Credit Co.
	8.63% 11/01/10	1,400,000	1,299,131
General Electric Capital Corp., MTN
	6.00% 06/15/12	2,770,000	2,903,896
General Mills, Inc.
	5.65% 09/10/12	2,875,000	2,921,911
Georgia Power Co.
	5.70% 06/01/17	3,140,000	3,223,979
Historic TW, Inc.
	9.15% 02/01/23	2,415,000	2,954,663
IBM International Group Capital LLC
	5.05% 10/22/12	2,560,000	2,607,834

1

		Principal Amount	Value
CORPORATE BONDS – (continued)
Iron Mountain, Inc.
	8.63% 04/01/13	$500,000	$506,250
John Deere Capital Corp., MTN
	5.65% 07/25/11	3,080,000	3,181,415
Johnson & Johnson
	5.15% 08/15/12	3,200,000	3,363,142
JPMorgan Chase & Co.
	5.15% 10/01/15	4,030,000	3,886,903
Lehman Brothers Holdings, Inc.
	4.25% 01/27/10	2,960,000	2,908,517
McDonald’s Corp.
	5.80% 10/15/17	1,145,000	1,185,508
Nisource Finance Corp.
	5.25% 09/15/17	2,645,000	2,431,586
Oracle Corp.
	5.25% 01/15/16	4,025,000	4,017,099
Pacific Gas & Electric Co.
	5.63% 11/30/17	1,910,000	1,915,784
PepsiCo, Inc.
	4.65% 02/15/13	2,320,000	2,335,579
RBS Capital Trust III
	5.51% 09/29/49(a)	5,150,000	4,734,395
Republic New York Corp.
	9.50% 04/15/14	2,700,000	3,213,513
Southern Co.
	5.30% 01/15/12	2,050,000	2,087,197
Sprint Capital Corp.
	8.38% 03/15/12	1,530,000	1,657,027
Target Corp.
	5.88% 07/15/16	4,290,000	4,317,267
Telefonica Emisiones SAU
	6.42% 06/20/16	1,125,000	1,183,905
UBS Preferred Funding Trust I
	8.62% 10/29/49	2,325,000	2,505,362
UnitedHealth Group, Inc.
	6.00% 06/15/17(b)	2,130,000	2,151,313
Virginia Electric Power
	5.40% 01/15/16	1,110,000	1,103,985
	5.10% 11/30/12	3,140,000	3,153,496

2

		Principal Amount	Value
CORPORATE BONDS – (continued)
Wal- Mart Stores, Inc.
	5.00% 04/05/12	$2,000,000	$2,045,164
Xerox Corp.
	6.40% 03/15/16	1,000,000	1,023,283
Zions Bancorp.
	5.50% 11/16/15	975,000	914,353

	TOTAL CORPORATE BONDS (cost of $111,004,617)		111,062,528

COMMERCIAL MORTGAGE-BACKED SECURITIES – 16.57%
Bank of America Commercial Mortgage, Inc., 2004-1 A4
	4.76% 11/10/39	4,350,000	4,304,996
Commercial Mortgage Asset Trust, 1999-C1 B
	7.23% 01/17/32	2,000,000	2,218,349
Commercial Mortgage Asset Trust, 1999-C2 C
	7.80% 11/17/32	3,556,000	4,051,896
Credit Suisse First Boston Mortgage Securities Corp., 2002-CP5 G
	5.88% 12/15/35(b)	3,325,000	3,398,333
First Union National Bank Commercial Mortgage Inc., 2002-C1 A2
	6.14% 02/12/34	5,135,000	5,386,132
JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ
	4.99% 09/12/37	7,197,000	6,618,971
JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4
	4.74% 07/15/42	4,500,000	4,311,054
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDPS AJ
	5.30% 12/15/44(c)	5,430,000	5,145,394
Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2
	4.74% 11/13/36	3,085,000	3,062,581
Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4
	5.17% 01/14/42	3,104,000	3,044,421
Nomura Asset Securities Corp., 1998-D6 A4
	7.52% 03/15/30(c)	4,025,000	4,561,139
Salomon Brothers Mortgage Securities VII, 2002 KEY2 A3
	4.87% 03/18/36	3,320,000	3,326,489

3

		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Wachovia Bank Commercial Mortgage Trust, 2002- C1 A4
	6.29% 04/15/34	$1,435,000	$1,513,501
Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3
	4.61% 12/15/35	6,525,000	6,503,169
Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2
	5.00% 07/15/41	1,719,000	1,730,664
Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3
	5.23% 07/15/41	4,775,000	4,843,529
Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5
	5.09% 07/15/42	4,267,000	4,248,799
Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A
	5.11% 07/15/42	6,150,000	6,098,229

	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (cost of $75,113,562)		74,367,646
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES – 16.09%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 1.71%
Pool # A36827
	5.00% 08/01/35	2,924,338	2,855,127
Pool # 1G1026, ARM
	5.92% 07/01/36(c)	3,349,944	3,387,333
Pool # G18136
	6.00% 08/01/21	332,979	340,639
Pool # J0361
	6.00% 10/01/21	1,074,683	1,099,403
			7,682,502
FEDERAL NATIONAL MORTGAGE ASSOCIATION –12.54%
Pool # 836183
	5.00% 10/01/35	9,016,541	8,802,600
Pool # 385538
	4.79% 11/01/12	2,630,000	2,656,115
Pool # 545290
	7.50% 10/01/16	468,289	487,536
Pool # 00553
	5.13% 04/15/11	8,680,000	9,069,775

4

		Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES – (continued)
Pool # 578823
	5.50% 04/01/31	$2,954	$2,959
Pool # 704372 ARM
	4.50% 05/01/33(c)	2,002,225	1,988,226
Pool # 872534
	6.00% 06/01/36	164,962	167,551
Pool # G02884
	6.00% 04/01/37	24,800,280	25,173,175
Pool # 805386, ARM
	4.84% 01/01/35(c)	4,288,382	4,279,879
Pool # 892882, ARM
	5.81% 07/01/36(c)	3,595,414	3,625,119
			56,252,935
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -1.84%
Pool # 195801
	8.50% 01/15/17	11,886	12,874
Pool # 195833
	8.50% 04/15/17	7,827	8,478
Pool # 3319
	5.00% 12/20/32	2,254,200	2,203,015
Pool # 334299
	8.00% 05/15/23	1,363	1,472
Pool # 3442
	5.00% 09/20/33	2,759,566	2,696,345
Pool # 367412
	6.00% 11/15/23	266,372	273,785
Pool # 604726
	4.50% 10/15/33	1,188,848	1,138,528
Pool # 608288
	4.50% 09/15/33	1,995,097	1,910,652
			8,245,149
	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (cost of $71,814,480)		72,180,586
U.S. GOVERNMENT AGENCY BONDS & NOTES – 13.67%
FEDERAL HOME LOAN BANK- 5.44%
	5.13% 09/29/10	15,290,000	15,874,521
	5.33% 03/06/12	8,385,000	8,532,207
			24,406,728
FEDERAL NATIONAL MORTGAGE ASSOCIATION- 2.73%
	4.88% 05/18/12	11,800,000	12,260,495

5

		Principal Amount	Value
US. GOVERNMENT AGENCY BONDS & NOTES – (continued)
FREDDIE MAC - 5.50%
	5.25% 04/03/12	$11,800,000	$11,941,187
	5.40% 06/04/12	8,985,000	9,193,138
	5.13% 07/15/12	3,355,000	3,526,484
			24,660,809

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (cost of $60,126,334)		61,328,032
U.S. GOVERNMENT SECURITIES – 12.05%
U.S. TREASURY NOTES – 12.05%
	4.50% 04/30/12(d)	43,030,000	44,949,525
	4.25% 11/15/14	1,475,000	1,521,671
	4.00% 04/15/10	7,440,000	7,591,121

	TOTAL U.S. GOVERNMENT SECURITIES (cost of $53,717,661)		54,062,317
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.05%
NON-GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 2.22%
Bear Stearns ARM, 2004-1 11A3
	6.18% 04/25/34(c)	920,098	943,861
Countrywide Alternative Loan Trust, 2004-22CB 1A
	6.00% 10/25/34	2,758,818	2,770,887
Washington Mutual, 2005-AR5 A3
	4.68% 05/25/35(c)	3,322,000	3,295,002
Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1
	4.54% 02/25/35(c)	2,956,043	2,935,293
			9,945,043
FEDERAL HOME LOAN MORTGAGE CORPORATION – 0.61%
R001 AE
	4.38% 04/15/15	2,748,646	2,735,279
FEDERAL NATIONAL MORTGAGE ASSOCIATION – 2.84%
2006-67 PC
	5.50% 03/25/33	3,995,000	4,015,811
2007-35 DH
	5.00% 09/25/33	8,699,721	8,735,817
			12,751,628

6

		Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 4.38%
2004-45 B
	5.18% 05/16/28	$10,355,000	$10,437,564
2005-10 MW
	4.67% 09/16/25	2,800,000	2,776,526
2005-14 B
	4.48% 08/16/32	2,925,000	2,898,305
2006-55 AB
	5.25% 07/16/29	3,505,003	3,538,237
			19,650,632

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost of $44,858,518)		45,082,582
ASSET –BACKED SECURITIES – 2.21%
Capital Auto Receivables Asset Trust, 2006-SN1A
	5.50% 04/20/10(b)	2,200,000	2,217,795
Capital One Master Trust, 2001-6 C
	6.70% 06/15/11(b)	2,000,000	2,017,795
Capital One Multi-Asset Execution Trust, 2005-A7 A7
	4.70% 06/15/15	2,665,000	2,683,283
Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2
	5.14% 04/25/33(c)	176,088	172,253
USAA Auto Owner Trust
2007-2 A3
	4.90% 02/15/12	400,000	402,648
2007-2 A4
	5.07% 06/15/13	2,385,000	2,408,900

	TOTAL ASSET- BACKED SECURITIES (Cost of $9,879,649)		9,902,674
MUNICIPAL BONDS- 1.42%
San Antonio Texas Certificates Obligation
	Series 2007,
	4.00% 08/01/12	1,850,000	1,905,260
Texas Transportation Commission Highway Fund Revenue
	Series 2007,
	5.00% 04/01/19	1,100,000	1,193,137

7

		Principal Amount	Value
MUNICIPAL BONDS – (continued)
Wisconsin State
	Series 2005 E,
	5.00% 05/01/11	$3,100,000	$3,273,972

	TOTAL MUNICIPAL BONDS (Cost of $6,329,630)		6,372,369

		Shares
REPURCHASE AGREEMENT – 2.53%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 02/15/26, market value $11,568,938 (repurchase proceeds $11,342,567)	11,342,000	11,342,000

	TOTAL REPURCHASE AGREEMENT (Cost of $11,342,000)		11,342,000

	TOTAL INVESTMENTS – 99.34% (Cost of $444,186,451)(e)(f)		445,700,734

	OTHER ASSETS & LIABILITIES, NET – 0.66%		2,943,587

	NET ASSETS – 100.00%		$448,644,321

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are value at amortized cost which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap agreements are stated at fair value.

Investments for which market quotations are not readily available, or  that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision the Board of Directors. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Perpetual Security. Maturity date presented represents the next call date.

8

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $9,785,236, which represents 2.18% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(d)	A security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2007, the total market value of securities pledged amounted to $261,152.

(e)	Cost for federal income tax purposes is $444,186,451.

(f)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,667,955	$(3,153,672)	$1,514,283

CONTRACTS

FUTURES CONTRACTS

		Unrealized
	Value	Appreciation
Long-
80 U.S. 2-Year U.S. Treasury Note, expiring 03/31/08 (notional amount $16,775,200)	$16,820,000	$44,800

Short-
(30) U.S. Long-term Treasury Bond, expiring 03/17/08 (notional amount ($3,533,831))	(3,491,25)	42,581
TOTAL FUTURES CONTRACTS		$87,381

INTEREST RATE SWAP AGREEMENT

Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized (Depreciation)
Goldman Sachs	$5,000,000	5.28%	3-month USD LIBOR	07/24/09	$(55,829)

Acronym	Name

ARM	Adjustable Rate Mortgage
LLC	Limited Liability Company
MTN	Medium-Term Note
PLC	Public Limited Company

9

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	International Fund

		Shares	Value *
Common Stocks – 95.67%
AUSTRALIA – 4.19%
	CSL Ltd.	356,200	$11,320,425
	Rio Tinto Ltd.	151,213	17,654,119
			28,974,544
BELGIUM – 1.20%
	Umicore	33,800	8,335,825

CANADA – 2.25%
	Canadian National Railway Co.	186,100	8,796,357
	Gildan Activewear, Inc. (a)	162,600	6,744,865
			15,541,222
CHINA – 3.13%
	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	10,507,725	9,503,007
	Dongfeng Motor Group Co., Ltd., Class H	4,754,000	3,317,884
	PetroChina Co., Ltd., ADR	50,500	8,861,235
			21,682,126
FINLAND – 4.73%
	Fortum Oyj	222,700	9,969,256
	Nokia Oyj	391,100	15,059,089
	Tietoenator Oyj	347,100	7,736,434
			32,764,779
FRANCE – 5.37%
	AXA SA	153,328	6,104,959
	BNP Paribas	69,950	7,519,273
	Carrefour SA	125,056	9,695,323
	Compagnie Generale de Geophysique-Veritas (a)	29,634	8,334,912
	Peugeot SA	73,000	5,488,135
			37,142,602
GERMANY – 7.98%
	Adidas AG	164,100	12,218,350
	Bayerische Motoren Werke AG	105,600	6,520,914
	Gildemeister AG	50,475	1,347,675
	MTU Aero Engines Holding AG	98,200	5,702,222
	Rhoen-Klinikum AG	320,600	10,026,929
	SGL Carbon AG (a)	148,200	7,967,942
	Siemens AG, Registered Shares	18,000	2,825,807

1

		Shares	Value
Common Stocks – (continued)
GERMANY – (continued)
	United Internet AG, Registered Shares	358,700	$8,646,713
			55,256,552
HONG KONG – 2.33%
	Esprit Holdings Ltd.	446,300	6,610,121
	Sun Hung Kai Properties Ltd. (Hong Kong)	453,000	9,518,426
			16,128,547
INDONESIA – 1.22%
	PT Telekomunikasi Indonesia Tbk, Series B	7,838,100	8,475,795
IRELAND – 0.94%
	Bank of Ireland	443,137	6,528,512
ISRAEL – 0.78%
	Teva Pharmaceutical Industries Ltd., ADR	116,900	5,433,512
ITALY – 0.80%
	Permasteelisa S.p.A.	280,336	5,521,347
JAPAN – 20.34%
	Asahi Kasei Corp.	925,000	6,165,808
	Canon, Inc.	179,000	8,178,567
	Chiyoda Corp.	428,963	4,902,986
	Denso Corp.	86,300	3,507,350
	FANUC Ltd.	104,500	10,194,668
	FUJIFILM Holdings Corp.	199,100	8,439,464
	Glory Ltd.	116,300	2,700,367
	Itochu Corp.	662,300	6,435,593
	Japan Tobacco, Inc.	700	4,150,588
	Keyence Corp.	32,400	7,937,376
	Komatsu Ltd.	116,000	3,136,411
	Kyocera Corp.	67,300	5,888,608
	Mitsubishi UFJ Financial Group, Inc.	640,000	5,957,003
	Nikon Corp.	232,000	7,914,076
	Nintendo Co., Ltd.	17,700	10,746,514
	NTT DoCoMo, Inc.	4,500	7,455,927
	Shin-Etsu Chemical Co., Ltd.	113,000	7,065,059

2

		Shares	Value
Common Stocks – (continued)
JAPAN – (continued)
	Shiseido Co., Ltd.	135,000	$3,198,406
	Sumitomo Trust & Banking Co., Ltd.	1,027,000	6,837,828
	Takeda Pharmaceutical Co., Ltd.	160,000	9,353,172
	Toyo Suisan Kaisha Ltd.	155,000	2,817,353
	Yamada Denki Co., Ltd.	68,300	7,774,105
			140,757,229
MALAYSIA – 0.61%
	Tenaga Nasional Berhad	1,449,300	4,193,072
MEXICO – 1.98%
	America Movil SAB de CV, Series L, ADR	153,100	9,398,809
	Fomento Economico Mexicano SAB de CV, ADR	113,300	4,324,661
			13,723,470
NETHERLANDS – 0.61%
	Randstad Holding NV	106,354	4,222,954
NORWAY – 3.26%
	Norsk Hydro ASA	67,200	950,038
	Tandberg ASA	444,200	9,153,075
	Telenor ASA (a)	528,500	12,493,224
			22,596,337
SINGAPORE – 2.12%
	DBS Group Holdings Ltd.	655,100	9,283,854
	Keppel Corp., Ltd.	600,500	5,375,511
			14,659,365
SPAIN – 3.56%
	Banco Santander SA	514,700	11,119,691
	Telefonica SA	418,146	13,513,312
			24,633,003
SWEDEN – 2.38%
	SSAB Svenskt Stal AB, Series A	215,700	5,789,999
	Svenska Cellulosa AB, B Shares	606,300	10,662,276
			16,452,275
SWITZERLAND – 6.55%
	ABB Ltd., Registered Shares	102,700	2,961,041
	Credit Suisse Group, Registered Shares	68,300	4,106,701
	Nestle SA, Registered Shares	7,800	3,574,066
	Novartis AG, Registered Shares	93,200	5,077,372
	Rieter Holding AG, Registered Shares	11,437	5,022,516

3

		Shares	Value
Common Stocks – (continued)
SWITZERLAND – (continued)
	Roche Holding AG, Genusschein Shares	49,310	$8,493,714
	Synthes, Inc.	80,000	9,888,424
	UBS AG, Registered Shares	133,000	6,176,442
			45,300,276
TAIWAN – 2.57%
	HON HAI Precision Industry Co., Ltd.	1,151,389	7,112,328
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	785,289	7,821,479
	U-Ming Marine Transport Corp.	1,057,000	2,858,282
			17,792,089
THAILAND – 1.20%
	Kasikornbank Public Co., Ltd. (Foreign Shares)	3,226,800	8,297,632
UNITED KINGDOM – 15.57%
	BG Group PLC	692,600	15,946,020
	BHP Biliton PLC	364,700	11,233,471
	Cadbury Schweppes PLC	804,700	10,030,941
	GlaxoSmithKline PLC	238,530	6,053,135
	HSBC Holdings PLC	488,600	8,196,045
	Reckitt Benckiser Group PLC	174,357	10,072,414
	Reed Elsevier PLC	793,368	10,674,624
	Royal Bank of Scotland Group PLC	743,454	6,683,752
	Serco Group PLC	1,186,284	10,843,881
	Shire PLC	357,000	8,201,720
	WM Morrison Supermarkets PLC	1,529,262	9,863,906
			107,799,909

	Total Common Stocks (Cost $512,447,375)		662,212,974
Registered Investment Companies – 2.49%
	iShares MSCI Brazil Index Fund	43,800	3,534,660
	iShares MSCI EAFE Index Fund	174,600	13,706,100

	Total Registered Investment Companies (Cost $17,956,464)		17,240,760

4

		Principal Amount	Value
Repurchase Agreement – 1.60%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 11/15/22, market value $11,299,650 (repurchase proceeds $11,075,554)	$11,075,000	$11,075,000

	Total Repurchase Agreement (Cost $11,075,000)		11,075,000

	Total Investments – 99.76% (Cost $541,478,839)(b)(c)		690,528,734

	OTHER ASSETS & LIABILITIES, NET – 0.24%		1,632,293

	Net Assets – 100.00%		$692,161,027

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

5

(b)	Cost for federal income tax purposes is $541,478,839.

(c)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$178,731,949	$(29,682,054)	$149,049,895

ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company

6

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Large Cap Growth Fund

		Shares	Value ($)*
COMMONS STOCKS – 97.97%
CONSUMER DISCRETIONARY – 5.88%
	Coach, Inc. (a)	922,300	28,203,934
	Las Vegas Sands Corp. (a)	275,812	28,422,427
			56,626,361
FINANCIAL – 4.61%
	CME Group, Inc.	64,800	44,452,800
			44,452,800
HEALTH CARE – 35.03%
	Alcon, Inc.	268,455	38,399,803
	Allergan, Inc.	613,002	39,379,248
	Celgene Corp. (a)	817,200	37,762,812
	Covance, Inc. (a)	364,900	31,607,638
	Genentech, Inc. (a)	547,388	36,713,313
	Gilead Sciences, Inc. (a)	892,316	41,055,459
	Hologic, Inc. (a)	435,600	29,899,584
	Intuitive Surgical, Inc. (a)	86,037	27,919,007
	Medco Health Solutions, Inc. (a)	283,400	28,736,760
	Zimmer Holdings, Inc. (a)	394,512	26,096,969
			337,570,593
INDUSTRIALS – 7.42%
	Expeditors International Washington, Inc.	618,700	27,643,516
	First Solar, Inc. (a)	164,194	43,862,785
			71,506,301
INFORMATION TECHNOLOGY – 41.36%
	Adobe Systems, Inc. (a)	572,500	24,462,925
	Akamai Technologies, Inc. (a)	1,139,000	39,409,400
	Apple Computer, Inc. (a)	227,800	45,122,624
	Corning, Inc.	1,262,600	30,289,774
	eBay, Inc. (a)	975,439	32,374,821
	Electronic Arts, Inc. (a)	494,700	28,895,427
	Google, Inc., Class A (a)	60,538	41,860,816
	Infosys Technologies Ltd., ADR	879,406	39,889,856
	QUALCOMM, Inc.	954,400	37,555,640
	Research In Motion Ltd. (a)	367,183	41,638,552

1

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
	VMware, Inc., Class A (a)	436,625	37,108,759
			398,608,594
TELECOMMUNICATION SERVICES – 3.67%
	America Movil S.A. de C.V., Series LG, ADR	575,900	35,354,501
			35,354,501

	TOTAL COMMON STOCKS (cost of $721,552,263)		944,119,150

		Principal Amount
REPURCHASE AGREEMENT – 1.59%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 02/15/26, market value $15,607,763 (repurchase proceeds $15,298,765)	15,298,000	15,298,000

	TOTAL REPURCHASE AGREEMENT (cost of $15,298,000)		15,298,000

	TOTAL INVESTMENTS – 99.56% (cost of $736,850,263)(b)(c)		959,417,150

	OTHER ASSETS & LIABILITIES, NET– 0.44%		4,233,114

	NET ASSETS – 100.00%		$963,650,264

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at  fair value,  such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $736,850,263.

(c)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$253,207,904	$(30,641,017)	$222,566,887

2

Acronym	Name

ADR	American Depositary Receipt
Ltd.	Limited

3

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Money Fund

		Principal Amount	Value*
COMMERCIAL PAPER – 69.34%
American General Finance Co., Discount Note,
	4.69% 01/23/08	$50,000,000	$49,856,694
Cargill, Inc., Discount Note,
	4.65% 01/09/08	25,000,000	24,974,167
CIT Group Funding, Inc., Discount Note,
	5.05% 02/04/08	20,000,000	19,904,611
CIT Group Funding, Inc., Discount Note,
	5.55% 02/04/08	30,000,000	29,842,750
Corporate Asset Funding Co., Inc., Discount Note,
	5.83% 01/08/08(a)	30,000,000	29,966,167
General Electric Capital Corp., Discount Note,
	4.54% 02/04/08	50,000,000	49,785,611
Goldman Sachs Group, Inc., Discount Note,
	4.75% 01/03/08	15,000,000	14,996,042
Goldman Sachs Group, Inc., Discount Note,
	5.15% 01/07/08	30,000,000	29,974,250
Govco, Inc., Discount Note,
	5.53% 01/04/08(a)	30,000,000	29,986,250
HSBC Finance Corp., Discount Note,
	4.54% 01/04/08	30,000,000	29,988,650
International Lease Finance Corp., Discount Note,
	4.36% 01/18/08	50,000,000	49,897,056
John Deere Capital Corp., Discount Note,
	4.51% 02/14/08(a)	20,000,000	19,890,733
John Deere Capital Corp., Discount Note,
	4.56% 02/04/08(a)	10,000,000	9,956,933
JPMorgan Chase & Co., Discount Note,
	4.77% 01/18/08	30,000,000	29,932,425
Lehman Brothers, Discount Note,
	4.20% 01/02/08	50,000,000	49,994,167
Merrill Lynch, Discount Note,
	5.15% 01/10/08	50,000,000	49,935,875
Morgan Stanley, Discount Note,
	5.09% 05/19/08	25,000,000	24,520,257

1

		Principal Amount	Value
COMMERCIAL PAPER – (continued)
National Rural Utilities Cooperative Finance, Discount Note,
	4.58% 01/15/08	$45,000,000	$44,919,850
Procter & Gamble Co., Discount Note,
	4.74% 01/16/08(a)	35,000,000	34,930,875
Rabobank Corp., Discount Note,
	5.00% 01/11/08	40,000,000	39,944,444
UBS Finance Corp., Discount Note,
	4.99% 01/28/08	25,000,000	24,907,187
UBS Finance Corp., Discount Note,
	5.52% 02/11/08	25,000,000	24,846,535
Walt Disney Co., Discount Note,
	4.51% 02/01/08	35,000,000	34,864,074

	TOTOAL COMMERCIAL PAPER (Cost $747,815,603)		747,815,603
CERTIFICATES OF DEPOSIT – 12.05%
Bank of Nova Scotia,
	4.90% 01/14/08	30,000,000	29,946,916
Barclays Bank PLC,
	5.25% 01/07/08	50,000,000	50,000,000
First Tennessee Bank,
	5.08% 01/07/08	50,000,000	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $129,946,916)		129,946,916
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 4.36%
Federal Home Loan Bank,
	3.57% 03/14/08(b)	20,000,000	20,000,000
Federal Home Loan Bank,
	4.50% 12/30/08(b)	7,000,000	7,000,000
Federal Home Loan Bank,
	4.84% 09/17/08(b)	20,000,000	20,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $47,000,000)		47,000,000
CORPORATE BONDS – 2.78%
Wells Fargo Bank,
	4.30% 01/14/08	30,000,000	30,000,000

	TOTAL CORPORATE BONDS (Cost $30,000,000)		30,000,000

2

		Principal Amount	Value
REGISTERED INVESTMENT COMPANY – 0.46%
	Dreyfus Government Cash Management Fund (7 day yield of 4.23%)	$4,996,174	$4,996,174

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,996,174)		4,996,174
REPURCHASE AGREEMENT – 11.36%
	Repurchase agreement with Morgan Stanley, dated 12/31/07, due 01/02/08, at 4.250%, collateralized by U.S. Government Agency Obligations with various maturities to 04/15/08, market value $124,925,172 (repurchase proceeds $122,502,917)	122,474,000	122,474,000

	TOTAL REPURCHASE AGREEMENT (Cost $122,474,000)		122,474,000

	TOTAL INVESTMENTS – 100.35% (Cost $1,082,232,693)(c)		1,082,232,693

	OTHER ASSETS & LIABILITIES, NET – (0.35)%		(3,727,364)

	NET ASSETS – 100.00%		$1,078,505,329

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Directors continue to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Directors deem appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Investments in other open-end investment companies are valued at net asset value.

(a)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At December 31, 2007, the value of this security represents 11.6% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(c)	Cost for federal income tax purposes is $1,082,232,693.

Discount Note	The rate reported is the discount rate at the time of purchase.
PLC	Public Limited Company

3

INVESTMENT PORTFOLIO

December 31, 2007 (Unaudited)	Pacific/Asia Fund

	Shares	Value*
COMMON STOCKS – 93.33%
AUSTRALIA – 15.06%
BHP Billiton Ltd.	34,400	$1,206,346
Brambles Ltd.	255,100	2,570,946
Commonwealth Bank of Australia	67,523	3,487,666
Computershare Ltd.	94,186	816,066
CSL Ltd.	76,900	2,443,966
Incitec Pivot Ltd.	26,400	2,701,769
Rio Tinto Ltd.	30,575	3,569,631
St. George Bank Ltd.	87,100	2,401,232
Woolworths Ltd.	120,500	3,576,768
Zinifex Ltd.	94,500	1,018,957
		23,793,347
CAMBODIA – 1.39%
NagaCorp Ltd. (Hong Kong)	6,865,000	2,202,557
CHINA – 11.83%
Aluminum Corp. of China Ltd., ADR	38,400	1,944,576
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	2,179,118	1,970,757
China Merchants Bank Co., Ltd., Class H	354,500	1,436,551
China Mobile Ltd., ADR (Hong Kong)	56,100	4,873,407
China Petroleum & Chemical Corp., Class H	536,000	795,859
Dongfeng Motor Group Co., Ltd., Class H	2,352,000	1,641,494
Industrial & Commercial Bank of China, Class H	2,361,100	1,675,285
PetroChina Co., Ltd., Class H	1,404,500	2,478,518
Synear Food Holdings Ltd.	934,000	1,078,373
Yanzhou Coal Mining Co., Ltd., Class H	406,000	788,583
		18,683,403
HONG KONG – 5.10%
Bank of East Asia Ltd. (Hong Kong)	377,340	2,552,369
Esprit Holdings Ltd.	136,200	2,017,250
Hongkong Land Holdings Ltd.	252,000	1,237,061
Kingboard Chemical Holdings Ltd.	135,000	788,944
Swire Pacific Ltd., Class A	106,700	1,462,243
		8,057,867
INDIA – 0.53%
Bharti Airtel Ltd. (a)	6,900	172,315

1

	Shares	Value
COMMON STOCKS – (continued)
INDIA – (continued)
Oil & Natural Gas Corp. Ltd.	21,300	$664,876
		837,191
INDONESIA – 1.56%
PT Telekomunikasi Indonesia Tbk, Series B	2,275,800	2,460,955
JAPAN – 36.41%
Asahi Kasei Corp.	275,000	1,833,078
Canon, Inc.	57,000	2,604,348
Chiyoda Corp.	145,145	1,658,987
Dena Co., Ltd.	421	2,018,003
Denso Corp.	38,100	1,548,436
FANUC Ltd.	20,600	2,009,667
FUJIFILM Holdings Corp.	56,900	2,411,881
Glory Ltd.	77,000	1,787,861
Hogy Medical Co., Ltd.	35,200	1,485,791
Itochu Corp.	251,700	2,445,778
Komatsu Ltd.	101,800	2,752,471
Kurita Water Industries Ltd.	91,900	2,794,820
Kyocera Corp.	17,100	1,496,214
Mitsubishi Electric Corp.	57,000	588,688
Mitsubishi UFJ Financial Group, Inc.	145,600	1,355,218
Mizuho Financial Group, Inc.	573	2,718,338
Nikon Corp.	46,000	1,569,170
Nintendo Co., Ltd.	6,200	3,764,315
Nomura Holdings, Inc.	63,200	1,056,491
ORIX Corp.	7,800	1,304,361
Shin-Etsu Chemical Co., Ltd.	34,000	2,125,770
Sumitomo Trust & Banking Co., Ltd.	326,400	2,173,191
Takata Corp.	72,400	2,102,472
Takeda Pharmaceutical Co., Ltd.	48,600	2,841,026
Toshiba Corp.	266,500	1,987,282
Toyo Suisan Kaisha Ltd.	89,900	1,634,065
Toyota Motor Corp.	85,500	4,602,048
Yamaguchi Financial Group, Inc.	74,000	858,644
		57,528,414
MALAYSIA – 2.32%
Malayan Banking Berhad	522,200	1,805,507

2

	Shares	Value
COMMON STOCKS – (continued)
MALAYSIA – (continued)
Tenaga Nasional Berhad	641,900	$1,857,126
		3,662,633
PHILIPPINES – 2.81%
Globe Telecom, Inc.	63,800	2,423,969
Universal Robina Corp.	5,958,500	2,010,304
		4,434,273
SINGAPORE – 4.20%
DBS Group Holdings Ltd.	225,000	3,188,623
Keppel Corp. Ltd.	298,000	2,667,614
United Overseas Bank Ltd.	56,000	775,126
		6,631,363
SOUTH KOREA – 3.43%
Kookmin Bank	36,200	2,660,733
Woori Investment & Securities Co., Ltd.	99,700	2,756,048
		5,416,781
TAIWAN – 5.14%
Chang Hwa Commercial Bank	1,536,000	836,516
HON HAI Precision Industry Co., Ltd.	595,092	3,675,986
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	177,680	1,769,693
U-Ming Marine Transport Corp.	435,000	1,176,304
Wistron Corp.	355,000	655,002
		8,113,501
THAILAND – 1.96%
Amata Corp. Public Co., Ltd., Foreign Shares (b)	1,407,200	701,825
Siam Commercial Bank Public Co., Ltd., Foreign Shares (b)	937,700	2,394,009
		3,095,834
UNITED STATES – 1.59%
Freeport-McMoRan Copper & Gold, Inc.	24,600	2,520,024

TOTAL COMMON STOCKS (Cost $131,602,518)		147,438,143

REGISTERED INVESTMENT COMPANIES – 4.54%
iShares MSCI Emerging Markets Index Fund	9,200	1,382,760
iShares MSCI Japan Index Fund	105,400	1,400,766
iShares MSCI Malaysia Index Fund	289,600	3,686,608

3

	Shares	Value
iShares MSCI Pacific Ex-Japan Index Fund	4,500	$694,260

TOTAL REGISTERED INVESTMENT
COMPANIES
(Cost $6,092,421)		7,164,394

	Principal
	Amount
REPURCHASE AGREEMENT – 1.91%
Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 11/15/22, market value $3,090,163 (repurchase proceeds $3,024,151)	$3,024,000	3,024,000

TOTAL REPURCHASE AGREEMENT
(Cost $3,024,000)		3,024,000

4

		Value
TOTAL INVESTMENTS – 99.78% (Cost $140,718,939)(c)(d)		$157,626,537

OTHER ASSETS AND LIABILITIES, NET
– 0.22%		355,177

NET ASSETS – 100.00%		$157,981,714

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

(a)		Non-income producing security.

(b)		Represents fair value as determined in good faith under procedures approved by the Board of Directors.

(c)		Cost for federal income tax purposes is $140,718,939.

(d)		Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$28,286,367	$(11,378,769)	$16,907,598

ADR		American Depositary Receipt
Ltd.		Limited

5

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Real Estate Fund

		Shares	Value*
Common Stocks – 95.60%
CONSUMER DISCRETIONARY – 5.24%
	Gaylord Entertainment Co. (a)	20,909	$846,187
	Starwood Hotels & Resorts Worldwide, Inc.	28,519	1,255,692
			2,101,879
FINANCIAL – 3.15%
	iStar Financial, Inc.	48,551	1,264,753

REAL ESTATE – 85.77%
	Alexandria Real Estate Equities, Inc.	25,349	2,577,233
	American Campus Communities, Inc.	30,779	826,416
	Apartment Investment & Management Co., Class A	44,711	1,552,813
	Boston Properties, Inc.	23,090	2,119,893
	Corporate Office Properties Trust	40,782	1,284,633
	DuPont Fabros Technology, Inc.	21,697	425,261
	Entertainment Properties Trust	16,874	793,078
	Essex Property Trust, Inc.	16,248	1,584,017
	Health Care REIT, Inc.	47,600	2,127,244
	Kimco Realty Corp.	84,072	3,060,221
	LaSalle Hotel Properties	28,994	924,909
	Lexington Realty Trust	64,980	944,809
	Mid-America Apartment Communities, Inc.	41,556	1,776,519
	National Retail Properties, Inc.	43,015	1,005,691
	Plum Creek Timber Co., Inc.	45,194	2,080,732
	Potlatch Corp.	12,891	572,876
	Prologis	49,923	3,164,120
	Public Storage, Inc.	25,207	1,850,446
	Simon Property Group, Inc.	54,337	4,719,712
	Sun Communities, Inc.	48,978	1,031,966
			34,422,589
HEALTH CARE – 1.44%
	Brookdale Senior Living, Inc.	20,379	578,967

	Total Common Stocks (Cost $41,844,862)		38,368,188

1

		Shares	Value*
Foreign Common Stock – 1.21%
Canada – 1.21%
	Boardwalk Real Estate Investment Trust	10,785	$486,825

	Total Foreign Common Stock (Cost $500,335)		486,825

		Principal Amount
Repurchase Agreement – 2.31%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/26, market value $949,744 (repurchase proceeds $925,046)	$925,000	925,000

	Total Repurchase Agreement (Cost $925,000)		925,000

2

Total Investments – 99.12% (Cost $43,270,197)(b)(c)	$39,780,013

OTHER ASSETS & LIABILITIES, NET – 0.88%	355,155

Net Assets – 100.00%	$40,135,168

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors.  The fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $43,270,197.

(c)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,222,350	$(5,712,534)	$(3,490,184)

REIT	Real Estate Investment Trust

3

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Short -Term Government Securities Fund

		Principal Amount ($)	Value ($)*
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES – 34.09%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 15.47%

Pool # 1B2846, ARM(a)
	4.90% 04/01/35	800,712	799,852
Pool # 1G0688, ARM(a)
	5.63% 01/01/36	2,908,370	2,939,409
Pool # 1G1026, ARM(a)
	5.92% 07/01/36	143,550	145,152
Pool # 1G1471, ARM(a)
	5.49% 01/01/37	7,145,942	7,241,521
Pool # 782645, ARM(a)
	5.42% 02/01/36	6,595,485	6,727,850
Pool # 847248, ARM(a)
	5.43% 03/01/34	2,438,306	2,483,145
Pool # C68593
	7.00% 11/01/28	329,532	346,508
Pool # G18136
	6.00% 08/01/21	2,564,473	2,623,461
Pool # J00617
	5.50% 12/01/20	7,813,897	7,910,374
Pool # J03619
	6.00% 10/01/21	8,276,773	8,467,153
			39,684,425
FEDERAL NATIONAL MORTGAGE ASSOCIATION -18.21%
Pool # 256651
	6.00% 03/01/37	3,723,155	3,749,808
Pool # 323572
	7.50% 01/01/29	634,253	678,715
Pool # 517390
	8.00% 11/01/11	7,308	7,539
Pool # 535981
	8.00% 01/01/16	217,755	229,205
Pool # 545362, ARM(a)
	5.96% 12/01/31	108,217	108,515

1

		Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES – (continued)
FEDERAL NATIONAL MORTGAGE ASSOCIATION – (continued)
Pool # 634195
	7.50% 10/01/28	1,601,642	1,713,921
Pool # 693018, ARM(a)
	4.33% 06/01/33	2,701,216	2,727,144
Pool # 735709, ARM(a)
	4.79% 06/01/35	3,417,927	3,407,040
Pool # 745525
	5.50% 05/01/21	1,624,588	1,645,851
Pool # 766684, ARM(a)
	4.41% 03/01/34	2,450,586	2,437,212
Pool # 770870, ARM(a)
	4.26% 04/01/34	2,903,508	2,896,817
Pool # 780840, ARM(a)
	4.50% 06/01/34	1,667,140	1,659,280
Pool # 784134, ARM(a)
	5.46% 10/01/35	2,951,829	3,008,322
Pool # 786076, ARM(a)
	4.72% 07/01/34	3,043,988	3,038,409
Pool # 786423, ARM(a)
	4.58% 07/01/34	5,631,131	5,605,209
Pool # 805386, ARM(a)
	4.85% 01/01/35	2,679,052	2,673,740
Pool # 828704, ARM (a)
	4.99% 07/01/35	3,266,371	3,277,715
Pool # 871499, ARM(a)
	5.59% 04/01/36	5,614,510	5,751,855
Pool # 892882, ARM(a)
	5.81% 07/01/36	154,069	155,342
Pool # 946450, ARM(a)
	6.14% 09/01/37	1,929,346	1,955,703
			46,727,342

2

		Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES – (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.41%
Pool # 008378, ARM(a)
	5.75% 07/20/18	337,733	340,055
Pool # 78024
	8.50% 09/15/09	50,436	50,604
Pool # 780752
	8.50% 04/15/10	14,293	14,345
Pool # 781036
	8.00% 10/15/17	391,668	419,131
Pool # 781181
	9.00% 12/15/09	137,644	139,619
Pool # 80385,ARM(a)
	6.25% 03/20/30	88,382	89,462
			1,053,216

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (cost of $86,664,983)		87,464,983
U.S. GOVERNMENT SECURITIES- 23.96%
U.S. TREASURY NOTES- 23.96%
	3.63% 10/31/09	7,000,000	7,068,908
	3.88% 09/15/10	9,500,000	9,702,616
	4.50% 05/15/10	15,500,000	16,017,064
	4.63% 07/31/09	5,750,000	5,883,866
	4.88% 04/30/08 (b)	250,000	251,211
	4.88% 06/30/09	22,000,000	22,563,750

	TOTAL U.S. GOVERNMENT SECURITIES (cost of $60,737,415)		61,487,415
U.S. GOVERNMENT AGENCY BONDS & NOTES – 18.90%
Federal Farm Credit Bank- 2.52%
	5.25% 09/13/10	6,230,000	6,474,715
Federal Home Loan Bank -10.49%
	3.88% 02/15/08	2,500,000	2,497,735
	4.75% 06/11/08	3,000,000	3,002,868
	5.13% 07/30/08	4,500,000	4,519,215
	5.25% 06/10/11	1,780,000	1,869,349
	5.33% 03/06/12	5,200,000	5,291,291
	5.38% 07/17/09	9,500,000	9,748,406
			26,928,864
Freddie Mac- 5.07%
	4.88% 02/09/10	6,000,000	6,156,924

3

		Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY BONDS & NOTES – (continued)
	5.00% 06/11/09	5,040,000	5,133,638
	7.00% 03/15/10	1,600,000	1,714,787
			13,005,349
Fannie Mae - 0.82%
	3.55% 01/17/08	2,100,000	2,099,045

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (cost of $47,751,830)		48,507,973

COLLATERALIZED MORTGAGE OBLIGATIONS – 14.33%
NON-GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 8.40%
Bank of America Mortgage Securities, 2004-B 2A2(a)
	4.09% 03/25/34	4,575,743	4,526,344
Bank of America Mortgage Securities, 2005-J 2A3(a)
	5.09% 11/25/35	2,295,393	2,275,865
Bear Stearns ARM, 2004-1 11A3(a)
	6.11% 04/25/34	1,062,834	1,090,284
Bear Stearns ARM, 2004-9 3A1(a)
	5.22% 09/25/34	2,006,987	1,996,162
Countrywide Alternative Loan Trust, 2004-16CB 1A2
	5.50% 07/25/34	2,299,158	2,284,061
IMPAC CMB Trust, 2005-5 A4(a)
	5.25% 08/25/35	1,410,472	1,384,919
Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)
	4.70% 08/25/34	1,671,083	1,667,434
Washington Mutual Mortgage Securities Corp., 2005-AR5 A2(a)
	4.67% 05/25/35	1,312,371	1,309,836
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A2(a)
	4.99% 12/25/34	2,617,572	2,598,486
Wells Fargo Mortgage Backed Securities Trust, 2004-N A6(a)
	4.00% 08/25/34	2,435,000	2,419,275
			21,552,666

4

		Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
FEDERAL HOME LOAN MORTGAGE CORPORATION – 3.32%
2534 VH
	6.00% 03/15/19	2,735,000	2,750,163
2608 GK
	4.50% 03/15/17	1,866,579	1,866,509
2836 TA
	5.00% 10/15/27	2,971,122	2,985,484
3197 AB
	5.50% 08/15/13	914,486	927,549
			8,529,705
FEDERAL NATIONAL MORTGAGE ASSOCIATION – 2.61%
2002-89
	5.00% 04/25/16	2,112,046	2,111,987
2007-35 DH
	5.00% 09/25/33	4,566,752	4,585,700
			6,697,687
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost of $36,793,477)		36,780,058
COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.90%
First Union National Bank Commercial Mortgage Trust, 2002-C1 A2
	6.14% 02/12/34	3,175,000	3,330,277
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A2
	4.97% 08/11/36	3,090,631	3,115,505
JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1
	4.33% 07/15/42	828,333	820,387
Morgan Stanley Cap I, 2005-HQ5 A1
	4.52% 01/14/42	1,489,321	1,477,861
Salomon Brothers Mortgage Securities VII,2001-C1 A3
	6.43% 12/18/35	1,200,000	1,251,257

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost of $9,874,927)		9,995,287
ASSET-BACKED SECURITIES – 3.51%
Capital Auto Receivables Asset Trust, 2007-3 A3A
	5.00% 09/15/11	800,000	805,961
Capital One Multi-Asset Execution Trust, 2005-A2 A2
	4.05% 02/15/11	2,500,000	2,495,055

5

		Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES – (continued)
Countrywide Home Equity Loan Trust, 2005-G 2A (a)
	5.26% 12/15/35	1,213,155	1,166,111
Ford Credit Auto Owner Trust, 2007-B A4A
	5.24% 07/15/12	997,500	1,006,233
Nissan Auto Receivables Owner Trust, 2007-B A3
	5.03% 05/16/11	997,500	1,006,568
USAA Auto Owner Trust, 2007-2 A3
	4.90% 02/15/12	2,500,000	2,516,548

	TOTAL ASSET –BACKED SECURITIES (cost of $8,992,636)		8,996,476

		Shares
REPURCHASE AGREEMENT – 0.89%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 02/15/26, market value $2,331,450 (repurchase proceeds $2,284,114)	2,284,000	2,284,000

	TOTAL REPURCHASE AGREEMENT (cost of $2,284,000)		2,284,000

	TOTAL INVESTMENT – 99.58% (cost of $253,099,268)(c)(d)		255,516,192

	OTHER ASSETS & LIABILITIES, NET – 0.42%		1,081,129
	NET ASSETS – 100.00%		$256,597,321

6

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	Security pledged as collateral for open futures contracts.

(c)	Cost for federal income tax purposes is $253,099,268.

(d)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,109,022	$(692,098)	$2,416,924

At December 31, 2007 the Fund held the following open long futures contract:

			Unrealized
	Number of		Appreciation
Type	Contracts	Value	(Depreciation)
U.S. 2 Year Treasury Note, expiring 03/31/08 (notional amount $78,633,750)	375	$78,843,750	$210,000

At December 31, 2007, the Fund held the following open short futures contract:

U.S. 10 Year Treasury Note, expiring 03/19/08 (notional amount ($22,543,250))	(200)	(22,678,125)	(134,875)
$75,125

ARM –Adjustable Rate Mortgage

7

INVESTMENT PORTFOLIO

December 31, 2007 (Unaudited)	Small Cap Fund

		Shares	Value*

COMMON STOCKS – 98.26%
CONSUMER DISCRETIONARY – 12.41%

	Cabelas, Inc. (a)	1,000,000	$15,070,000
	Columbia Sportswear Co.	400,000	17,636,000
	Drew Industries, Inc. (a)	280,000	7,672,000
	Nautilus, Inc.	500,000	2,425,000
	Ryland Group, Inc.	1,000,000	27,550,000
	Talbots, Inc.	200,000	2,364,000
	Thor Industries, Inc.	460,000	17,484,600
	Urban Outfitters, Inc. (a)	200,000	5,452,000
			95,653,600
5ENERGY – 4.55%
	Helix Energy Solutions Group, Inc. (a)	620,000	25,730,000
	TETRA Technologies, Inc. (a)	600,000	9,342,000
			35,072,000
FINANCIAL – 12.01%
	Assured Guaranty Ltd.	240,000	6,369,600
	Cowen Group, Inc. (a)	740,000	7,037,400
	GFI Group, Inc. (a)	300,000	28,716,000
	Greenhill & Co., Inc.	380,000	25,262,400
	Philadelphia Consolidated Holdings Corp. (a)	640,000	25,184,000
			92,569,400
HEALTH CARE – 7.06%
	Athenahealth, Inc. (a)	180,000	6,480,000
	Molina Healthcare, Inc. (a)	600,000	23,220,000
	Orthovita, Inc. (a)	1,000,000	3,490,000
	Pharmanet Development Group, Inc. (a)	540,000	21,173,400
			54,363,400
INDUSTRIALS – 18.38%
	FTI Consulting, Inc. (a)	520,000	32,052,800
	Innovative Solutions & Support, Inc. (a)(b)	1,000,000	9,690,000
	Kansas City Southern (a)	660,000	22,657,800
	Quanta Services, Inc. (a)	580,000	15,219,200
	Shaw Group, Inc. (a)	320,000	19,340,800
	Simpson Manufacturing Co., Inc.	800,000	21,272,000

1

		Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
	Triumph Group, Inc.	260,000	$21,411,000
			141,643,600

INFORMATION TECHNOLOGY – 37.56%
	CommScope, Inc. (a)	540,000	26,573,400
	FLIR Systems, Inc. (a)	560,000	17,528,000
	Forrester Research, Inc. (a)	720,000	20,174,400
	Hewitt Associates, Inc. (a)	760,000	29,100,400
	Hutchinson Technology, Inc. (a)	500,000	13,160,000
	Kulicke & Soffa Industries, Inc. (a)	1,700,000	11,662,000
	Manhattan Associates, Inc. (a)	900,000	23,724,000
	MPS Group, Inc. (a)	1,500,000	16,410,000
	Palm, Inc. (a)	1,500,000	9,510,000
	Plantronics, Inc.	860,000	22,360,000
	Power Integrations, Inc. (a)	560,000	19,280,800
	Rogers Corp. (a)	500,000	21,685,000
	Secure Computing Corp. (a)	1,700,000	16,320,000
	Technitrol, Inc.	900,000	25,722,000
	Varian Semiconductor Equipment Associates, Inc. (a)	440,000	16,280,000
			289,490,000
MATERIALS – 2.43%
	Cabot Microelectronics Corp. (a)	320,000	11,491,200
	Quanex Corp.	140,000	7,266,000
			18,757,200
REAL ESTATE – 2.21%
	St. Joe Co.	480,000	17,044,800
UTILITIES – 1.65%
	Aqua America, Inc.	600,000	12,720,000

	TOTAL COMMON STOCKS (Cost $589,447,684)		757,314,000

		Principal Amount
REPURCHASE AGREEMENT – 1.67%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 08/15/26, market value $13,103,588 (repurchase proceeds $12,846,642)	$12,846,000	12,846,000

	TOTAL REPURCHASE AGREEMENT (Cost $12,846,000)		12,846,000

2

TOTAL INVESTMENTS – 99.93% (Cost $602,293,684)(c)(d)	$770,160,000

OTHER ASSETS & LIABILITIES, NET – 0.07%	567,219

NET ASSETS – 100.00%	$770,727,219

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Investments in affiliates during the period ended December 31, 2007: Security name: Innovative Solutions & Support Inc.

Shares as of 03/31/07:	930,000
Shares purchased:	70,000
Shares sold:	—
Shares as of 12/31/07:	1,000,000
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$9,690,000

(c)	Cost for federal income tax purposes is $602,293,684.

(d)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$209,079,654	$(41,213,338)	$167,866,316

3

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Treasury Money Fund

		Principal Amount	Value*
U.S. GOVERNMENT & AGENCY OBLIGATION – 16.32%
Federal Home Loan Bank, Discount Note,
	3.15% 01/02/08	$65,000,000	$64,994,313

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $64,994,313)		64,994,313
U.S. TREASURY OBLIGATIONS – 83.54%
	2.55% 01/17/08(a)	25,000,000	24,971,722
	2.58% 02/07/08(a)	17,000,000	16,955,839
	2.65% 02/14/08(a)	25,000,000	24,918,951
	2.70% 02/14/08(a)	10,000,000	9,967,000
	2.82% 03/20/08(a)	25,000,000	24,845,566
	2.84% 01/24/08(a)	30,000,000	29,945,663
	2.85% 02/07/08(a)	30,000,000	29,912,433
	2.87% 04/10/08(a)	25,000,000	24,802,778
	2.88% 02/07/08(a)	30,000,000	29,911,508
	2.90% 03/13/08(a)	20,000,000	19,887,800
	2.91% 02/28/08(a)	27,000,000	26,873,850
	3.11% 02/21/08(a)	30,000,000	29,868,845
	3.25% 02/28/08(a)	20,000,000	19,895,278
	3.82% 01/31/08(a)	5,000,000	4,984,104
	3.84% 01/17/08(a)	5,000,000	4,991,467
	4.38% 01/31/08	10,000,000	10,001,674

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $332,734,478)		332,734,478

	Shares
REGISTERED INVESTMENT COMPANY – 0.35%
Dreyfus Treasury Prime Cash Management Fund (7 day yield of 2.91%)	1,394,412	1,394,412

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,394,412)		1,394,412

1

TOTAL INVESTMENTS –100.21% (Cost $399,123,203)(b)	$399,123,203

OTHER ASSETS & LIABILITIES, NET – (0.21)%	(848,078)

NET ASSETS – 100.00%	$398,275,125

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Investments in other open-end investment companies are valued at net asset value.

(a)	The rate shown represents the annualized yield at the date of purchase.

(b)	Cost for federal income tax purposes is $399,123,203.

Discount Note - The rate reported is the discount rate at the time of purchase.

2

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Value and Restructuring Fund

		Shares	Value *
Common Stocks – 94.28%
CONSUMER DISCRETIONARY – 9.13%
	Black & Decker Corp.	2,700,000	$188,055,000
	CBS Corp., Class B	3,000,000	81,750,000
	Centex Corp.	3,500,000	88,410,000
	EchoStar Communications Corp. (a)	1,800,000	67,896,000
	Harman International Industries, Inc.	1,200,000	88,452,000
	J.C. Penney Co., Inc.	1,750,000	76,982,500
	Leggett & Platt, Inc.	3,500,000	61,040,000
	Newell Rubbermaid, Inc.	3,050,000	78,934,000
	TJX Cos., Inc.	3,400,000	97,682,000
	Zale Corp. (a)	2,000,000	32,120,000
			861,321,500
CONSUMER STAPLES – 4.05%
	Avon Products, Inc.	2,850,000	112,660,500
	Dean Foods Co.	2,500,000	64,650,000
	Loews Corp. - Carolina Group	2,400,000	204,720,000
			382,030,500
ENERGY – 22.94%
	Anadarko Petroleum Corp.	2,400,000	157,656,000
	ConocoPhillips	3,000,000	264,900,000
	CONSOL Energy, Inc.	4,600,000	328,992,000
	Devon Energy Corp.	2,600,000	231,166,000
	El Paso Corp.	6,300,000	108,612,000
	Hercules Offshore, Inc. (a)	4,000,000	95,120,000
	Murphy Oil Corp.	1,500,000	127,260,000
	Noble Energy, Inc.	2,150,000	170,968,000
	PetroHawk Energy Corp. (a)	4,600,000	79,626,000
	Petroleo Brasileiro S.A., ADR	4,000,000	460,960,000
	Pinnacle Gas Resources, Inc. (a)(b)(c)	942,740	4,280,040
	Rosetta Resources, Inc. (a)	250,000	4,957,500
	Rosetta Resources, Inc. (a)(b)(c)	2,750,000	54,230,000
	W&T Offshore, Inc.	2,500,000	74,900,000
			2,163,627,540
FINANCIAL – 17.99%
	Ace Ltd.	2,900,000	179,162,000
	AerCap Holdings NV (a)	4,221,000	88,092,270
	Ambac Financial Group, Inc.	1,800,000	46,386,000
	Apollo Investment Corp. (d)	3,500,000	59,675,000
	Capital One Financial Corp.	1,650,000	77,979,000
	CastlePoint Holdings Ltd.	2,996,422	35,957,064

1

		Shares	Value
Common Stocks – (continued)
FINANCIALS – (continued)
	CIT Group, Inc.	2,300,000	$55,269,000
	Citigroup, Inc.	2,650,000	78,016,000
	Freddie Mac	500,000	17,035,000
	Genworth Financial, Inc.	2,100,000	53,445,000
	Invesco PLC, ADR	4,400,000	138,072,000
	JPMorgan Chase & Co.	2,400,000	104,760,000
	Lehman Brothers Holdings, Inc.	2,250,000	147,240,000
	Loews Corp.	2,900,000	145,986,000
	MCG Capital Corp.	1,900,000	22,021,000
	MetLife, Inc.	2,000,000	123,240,000
	Morgan Stanley	2,700,000	143,397,000
	People’s United Financial, Inc.	1,200,000	21,360,000
	PNC Financial Services Group, Inc.	1,500,000	98,475,000
	Primus Guaranty Ltd. (a)	4,300,000	30,143,000
	Washington Mutual, Inc.	2,300,000	31,303,000
			1,697,013,334
HEALTH CARE – 2.73%
	AmerisourceBergen Corp.	1,900,000	85,253,000
	Baxter International, Inc.	2,031,818	117,947,035
	Bristol-Myers Squibb Co.	2,050,000	54,366,000
			257,566,035
INDUSTRIALS – 13.95%
	Aecom Technology Corp. (a)	1,300,000	37,141,000
	AGCO Corp. (a)	2,900,000	197,142,000
	Arlington Tankers	1,000,000	22,130,000
	Copa Holdings S.A., Class A	2,425,000	91,107,250
	Empresa Brasileira de Aeronautica S.A., ADR	2,800,000	127,652,000
	Gol Linhas Aereas Inteligentes S.A., ADR	3,700,000	91,834,000
	Omega Navigation Enterprises, Inc., Class A ADR	1,000,000	15,750,000
	Rockwell Automation, Inc.	1,250,000	86,200,000
	RSC Holdings, Inc. (a)	4,000,000	50,200,000
	Ryder Systems, Inc.	2,000,000	94,020,000
	Tyco International Ltd.	1,700,000	67,405,000
	Union Pacific Corp.	1,800,000	226,116,000
	United Rentals, Inc. (a)	4,300,000	78,948,000

2

		Shares	Value
Common Stocks – (continued)
INDUSTRIALS – (continued)
	United Technologies Corp.	1,700,000	$130,118,000
			1,315,763,250
INFORMATION TECHNOLOGY – 6.07%
	Harris Corp.	4,500,000	282,060,000
	International Business Machines Corp.	1,300,000	140,530,000
	Nokia Oyj, ADR	3,900,000	149,721,000
			572,311,000
MATERIALS – 12.23%
	Alpha Natural Resources, Inc. (a)	3,700,000	120,176,000
	Celanese Corp., Class A	4,100,000	173,512,000
	Eagle Materials, Inc.	1,300,000	46,124,000
	Foundation Coal Holdings, Inc.	1,750,000	91,875,000
	Freeport-McMoRan Copper & Gold, Inc., ADR	1,300,000	133,172,000
	Horsehead Holding Corp. (a)(b)(c)	1,485,000	25,245,000
	PPG Industries, Inc.	1,800,000	126,414,000
	Schnitzer Steel Industries, Inc.	1,700,000	117,521,000
	Smurfit-Stone Container Corp. (a)	4,500,000	47,520,000
	Southern Copper Corp.	1,800,000	189,234,000
	Sterlite Industries (India) Ltd., ADS (a)	3,200,000	83,424,000
			1,154,217,000
REAL ESTATE – 1.36%
	DiamondRock Hospitality Co.	4,420,000	66,211,600
	Host Marriot Corp.	2,800,000	47,712,000
	Vintage Wine Trust, Inc. (b)	2,140,500	14,448,375
			128,371,975
TELECOMMUNICATION SERVICES – 3.83%
	America Movil S.A. de C.V., Series L, ADR	5,000,000	306,950,000
	DataPath, Inc. (a)(b)	1,842,000	6,447,000
	Windstream Corp.	3,700,000	48,174,000
			361,571,000

	Total Common Stocks (cost $5,877,048,180)		8,893,793,134
Foreign Common Stocks – 3.85%
BRAZIL – 0.21%
	JHSF Participacoes S.A. (a)	6,188,900	19,508,139
GERMANY – 0.99%
	Lanxess AG	1,921,958	93,292,520
ITALY – 0.62%
	Enel S.p.A.	5,000,000	59,015,324

3

		Shares	Value
Foreign Common Stocks – (continued)
MEXICO – 0.80%
	Grupo Mexico SAB de C.V., Series B	12,000,000	$75,423,985
SWITZERLAND – 1.23%
	Petroplus Holdings AG (a)	1,500,000	115,923,420

	Total Foreign Common Stocks (cost $277,681,370)		363,163,388
Convertible Preferred Stocks – 0.81%
FINANCIAL – 0.52%
	CIT Group, Inc., Preferred Exchange, 7.75%	2,600,000	49,036,000
MATERIALS – 0.29%
	Celanese Corp., Preferred Exchange, 4.25%	500,000	27,270,000

	Total Convertible Preferred Stocks (cost $70,893,784)		76,306,000

		Principal Amount
Repurchase Agreement – 1.02%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/07, due 01/02/08 at 0.90%, collateralized by a U.S. Treasury Obligation maturing 08/15/23, market value $97,862,650 (repurchase proceeds $95,943,797)	$95,939,000	95,939,000

	Total Repurchase Agreement (cost $95,939,000)		95,939,000

	Total Investments – 99.96% (cost $6,321,562,334)(e)(f)		9,429,201,522

	Other Assets & Liabilities, Net – 0.04%		3,699,813

	Net Assets – 100.00%		$9,432,901,335

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors.  The fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid except for the following, amounted to $104,650,415, which represents 1.11% of net assets.

	Security	Acquisition Date	Shares	Cost	Value

	DataPath, Inc.	06/23/06	1,842,000	$20,262,000	$6,447,000
	Vintage Wine Trust, Inc.	03/16/2005 - 01/04/2007	2,140,500	$19,669,245	$14,448,375

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Directors.

(d)	Closed-end Management Investment Company.

(e)	Cost for federal income tax purposes is $6,321,562,334.

(f)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,710,491,623	$(602,852,435)	$3,107,639,188

5

For the nine months ended December 31, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	23,000	$6,678,258
Options written	22,400	9,630,070
Options terminated in closing purchase transactions	(28,183)	(9,791,478)
Options exercised	(12,217)	(6,022,486)
Options expired	(5,000)	(494,364)
Options outstanding at December 31, 2007	—	$—

Acronym	Name

ADR	American Depositary Receipt
ADS	American Depositary Shares
Ltd.	Limited
PLC	Public Limited Company

6

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 25, 2008